Rental Income, Net - Schedule of Rental Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Rental Income [Abstract]
Rental income	$ 251,542	$ 411,962	$ 388,058
Rental expense	(97,071)	(216,615)	(289,342)
Total rental income, net	$ 154,471	$ 195,347	$ 98,716